Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 3, 2012
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 3, 2012
Prospectus Date	rr_ProspectusDate	Mar 1, 2012

Global X FTSE Colombia 20 ETF (Prospectus Summary): | Global X FTSE Colombia 20 ETF
Global X FTSE Colombia 20 ETF

GLOBAL X FUNDS

SUPPLEMENT DATED OCTOBER 3, 2012

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MARCH 1, 2012

This Supplement updates certain information contained in the above-dated Prospectus and Summary Prospectus for Global X Funds (“Trust”) regarding Global X FTSE Colombia 20 ETF (“Fund”), a series of the Trust.

Effective immediately, the following paragraph replaces the paragraph under “Principal Investment Strategies” on page 7 of the Prospectus and page 2 of the Summary Prospectus:

The Fund invests its total assets in securities of companies that are listed on the Colombian Stock Exchange as well as cash and cash equivalents. The Fund also invests at least 80% of its total assets in the securities of the Underlying Index and in ADRs and GDRs based on the securities in the Underlying Index. The Fund’s investment policies described above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 1, 2012
Global X FTSE Colombia 20 ETF (Prospectus Summary): | Global X FTSE Colombia 20 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X FTSE Colombia 20 ETF
Supplement Text	ck0001432353_SupplementTextBlock

GLOBAL X FUNDS

SUPPLEMENT DATED OCTOBER 3, 2012

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED MARCH 1, 2012

This Supplement updates certain information contained in the above-dated Prospectus and Summary Prospectus for Global X Funds (“Trust”) regarding Global X FTSE Colombia 20 ETF (“Fund”), a series of the Trust.

Investment Strategy, Heading	rr_StrategyHeading	Effective immediately, the following paragraph replaces the paragraph under “Principal Investment Strategies” on page 7 of the Prospectus and page 2 of the Summary Prospectus:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests its total assets in securities of companies that are listed on the Colombian Stock Exchange as well as cash and cash equivalents. The Fund also invests at least 80% of its total assets in the securities of the Underlying Index and in ADRs and GDRs based on the securities in the Underlying Index. The Fund’s investment policies described above are non-fundamental and require 60 days’ prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

Supplement Closing	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X FTSE Colombia 20 ETF | Global X FTSE Colombia 20 ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXG